Document and Entity Information	Feb. 21, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001333986
Document Type	8-K
Document Period End Date	Feb. 21, 2025
Entity Registrant Name	Equitable Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38469
Entity Tax Identification Number	90-0226248
Entity Address, Address Line One	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104
City Area Code	(212)
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	EQH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series A
Trading Symbol	EQH PR A
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C
Trading Symbol	EQH PR C
Security Exchange Name	NYSE